OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] [Line Items]
Number of Warrants Outstanding	7,561,820	5,113,990	2,717,258	0
Warrants at $0.001 [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 0.001	$ 0.001
Number of Warrants Outstanding	383,320	383,320
Expiration Date, Warrants	January 2020	January 2020
Warrants at $1.50 [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.50	$ 1.50
Number of Warrants Outstanding	3,721,518	3,721,518
Expiration Date, Warrants	February 2018 to September 2018	February 2018 to September 2018
Warrants at $1.84 [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.84	$ 1.84
Number of Warrants Outstanding	35,076	35,076
Expiration Date, Warrants	January 2020	January 2020
Warrants at $2.02 [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.02	$ 2.02
Number of Warrants Outstanding	30,755	30,755
Expiration Date, Warrants	January 2020	January 2020
Warrants at $2.50 [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.50	$ 2.50
Number of Warrants Outstanding	1,603,600	204,840
Expiration Date, Warrants	July 2015	July 2015
Warrants at $2.75 [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.75	$ 2.75
Number of Warrants Outstanding	228,720	228,720
Expiration Date, Warrants	August 2019 to September 2019	August 2019 to September 2019
Warrants at $3.67 [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 3.67	$ 3.67
Number of Warrants Outstanding	218,275	218,275
Expiration Date, Warrants	December 2018 to January 2019	December 2018 to January 2019
Warrants at $3.75 [Member]
OPTIONS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block] [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 3.75	$ 3.75
Number of Warrants Outstanding	1,340,556	291,486
Expiration Date, Warrants	April 2019 to March 2020	April 2019 to March 2020